UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL             December 13, 2007
     -----------------------         -------------             -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            31

Form 13F Information Table Value Total:  $    165,483
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS      CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
TEMPLETON GLOBAL INCOME FUND              CM      880198106   10,869  1,121,630  SH          SOLE                          1,121,630
ISHARES IBOXX INVESTOP INVESTMENT GRADE
   CORP BD FD                             ETF     464287242      163      1,544  SH          SOLE                              1,544
ISHARES INC MSCI MALAYSIA FREE INDEX FD   ETF     464286830       53      4,463  SH          SOLE                              4,463
ISHARES LEHMAN 1-3 YEAR TREASURY
  BOND FUND                               ETF     464287457    3,316     40,806  SH          SOLE                             40,806
ISHARES LEHMAN 20+ YEAR TREASURY
  BOND FUND                               ETF     464287432      512      5,776  SH          SOLE                              5,776
ISHARES LEHMAN 7-10 YEAR TREASURY
  BOND FUND                               ETF     464287440      485      5,784  SH          SOLE                              5,784
ISHARES MCSI KOREA INDEX FUND             ETF     464286772       47        696  SH          SOLE                                696
ISHARES MSCI CANADA INDEX FUND            ETF     464286509       45      1,382  SH          SOLE                              1,382
ISHARES MSCI EAFE INDEX FUND              ETF     464287465   11,064    133,964  SH          SOLE                            133,964
ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND  ETF     464286665      799      4,805  SH          SOLE                              4,805
ISHARES MSCI SINGAPORE INDEX FUND         ETF     464286673      110      7,453  SH          SOLE                              7,453
ISHARES RUSSELL 2000 INDEX FUND           ETF     464287655    9,849    123,022  SH          SOLE                            123,022
ISHARES RUSSELL 2000 VALUE INDEX FUND     ETF     464287630   10,704    139,133  SH          SOLE                            139,133
ISHARES S&P 500 INDEX FD                  ETF     464287200   41,975    274,403  SH          SOLE                            274,403
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND                              ETF     464287341    1,579     11,439  SH          SOLE                             11,439
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND                              ETF     464287291       36        538  SH          SOLE                                538
ISHARES S&P GLOBAL TELCOMM SECTOR
  INDEX FUND                              ETF     464287275       25        316  SH          SOLE                                316
ISHARES S&P GROWTH INDEX FD               ETF     464287309      629      8,840  SH          SOLE                              8,840
ISHARES S&P MIDCAP 400 GROWTH INDEX FD    ETF     464287606       54        599  SH          SOLE                                599
ISHARES S&P MIDCAP 400 VALUE INDEX FD     ETF     464287705       33        396  SH          SOLE                                396
ISHARES S&P SMALLCAP 600 GROWTH INDEX FD  ETF     464287887       57        398  SH          SOLE                                398
ISHARES S&P SMALLCAP 600 VALUE INDEX FD   ETF     464287879       32        427  SH          SOLE                                427
ISHARES S&P VALUE INDEX FD                ETF     464287408   10,554    129,556  SH          SOLE                            129,556
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD                         ETF     464287564    1,513     16,233  SH          SOLE                             16,233
ISHARES TR DOW JONES SELECT DIV INDEX FD  ETF     464287168   13,681    197,415  SH          SOLE                            197,415
ISHARES TR FTSE XNHUA IDX                 ETF     464287184      344      1,912  SH          SOLE                              1,912
ISHARES TR LEHMAN US AGGREGATE BD FD      ETF     464287226   32,899    328,920  SH          SOLE                            328,920
ISHARES TR US TREAS INFLATION
  PROTECTED SECS FD                       ETF     464287176    2,085     20,435  SH          SOLE                             20,435
ISHARES TRUST ISHARES MSCI GROWTH
  INDEX FUND                              ETF     464288885       63        794  SH          SOLE                                794
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND                              ETF     464288877   11,160    142,910  SH          SOLE                            142,910
VANGUARD LARGE-CAP VIPERS                 ETF     922908637      748     10,960  SH          SOLE                             10,960